Balance Sheet Components - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,723	$ 12,874
Less: Accumulated depreciation	(5,992)	(2,341)
Property and equipment, net	$ 9,731	10,533
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Property and equipment, gross	$ 5,084	2,683
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Property and equipment, gross	$ 456	410
Automotive and Vehicle Hardware [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Property and equipment, gross	$ 93	93
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Property and equipment, gross	$ 104	104
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Property and equipment, gross	$ 721	721
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Shorter of useful life or lease term
Property and equipment, gross	$ 9,265	$ 8,863